BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS
NOTE 3 -	BUSINESS COMBINATIONS

A.
Acquisition of Sentronics Metrology GmbH

On January 30, 2025, the Company acquired 100% of the outstanding shares of Sentronics Metrology GmbH (“Sentronics”), a provider of wafer metrology tools for backend semiconductor fabrication for a cash amount of $60,158. The results of operations of Sentronics were consolidated in the Company’s financial statements commencing the date of acquisition and are not material, In addition the Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.

Acquisition related expenses of $859 and $917 were expensed by the Company in general and administrative expenses in its condensed consolidated statements of operation for the six months ended June 30, 2025, and for the year ended December 31, 2024, respectively.

The transaction was accounted for as a business combination in accordance with ASC 805, "Business Combinations". Under the preliminary purchase price consideration allocation, the Company allocated the purchase price consideration to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values (with certain measurement exceptions prescribed by the purchase method such as contract assets, tax balances and other applicable items), which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition. Such estimates are subject to change during the measurement period which is limited to up to one year from the acquisition date. Any adjustments to the preliminary purchase price consideration allocation identified during the measurement period will be recognized in the period in which the adjustments are determined.

Goodwill represents the purchase price consideration paid in excess of the net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale. The goodwill is not deductible for income tax purposes.

The following table summarizes the preliminary value of assets acquired and liabilities assumed as of the acquisition date:

	Fair Value	Amortization period
Cash and Cash Equivalents	3,803
Trade accounts receivable, net	2,243
Inventories	8,297
Other current assets	380
Property, plant and equipment, net	6,212
Current Technology	14,540	5 years
Customer Relationships	2,554	7 years
Goodwill	34,414
Total assets acquired	72,443

Deferred Tax Liability	(6,076)
Other liabilities assumed	(6,209)
Total liabilities assumed	(12,285)

Net assets acquired	60,158